EARNINGS PER SHARE AND PER UNIT - Earnings Per Share, Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
INCOME FROM CONTINUING OPERATIONS	$ 340,860	$ 159,314	$ 101,304
Less: Net income from continuing operations attributable to NCI in the Operating Partnership	(4,510)	(2,630)	(1,989)
Less: Net (income) loss from continuing operations attributable to NCI in consolidated affiliates	(510)	47	(10,355)
Net income from continuing operations attributable to Rayonier Inc. before net income attributable to NCI in the Operating Partnership	340,350	159,361	90,949
Net income from continuing operations attributable to Rayonier Inc.	335,840	156,731	88,960
Income from discontinued operations	28,123	19,181	21,487
Less: Net income from discontinued operations attributable to noncontrolling interests in the Operating Partnership	(324)	(275)	(404)
Less: Net income from discontinued operations attributable to noncontrolling interests in consolidated affiliates	(4,492)	(2,144)	(2,966)
Net income from discontinued operations attributable to Rayonier Inc. before net income attributable to NCI in the Operating Partnership	23,631	17,037	18,521
Net income from discontinued operations available to unitholders	23,307	16,762	18,117
Net income	368,983	178,495	122,791
Less: Net income attributable to NCI in the Operating Partnership	(4,834)	(2,905)	(2,393)
Less: Net income attributable to NCI in consolidated affiliates	(5,002)	(2,097)	(13,321)
Net income attributable to Rayonier Inc. before net income attributable to NCI in the Operating Partnership	363,981	176,398	109,470
NET INCOME ATTRIBUTABLE TO RAYONIER INC.	$ 359,147	$ 173,493	$ 107,077
Earnings Per Share, Basic Denominator [Abstract]
Denominator for basic earnings per common share - weighted average shares (in shares)	148,839,858	148,046,673	146,209,847
Continuing operations (in dollars per share)	$ 2.26	$ 1.06	$ 0.61
Discontinued operations (in dollars per share)	0.16	0.11	0.12
Basic earnings per common share attributable to Rayonier Inc (in dollars per share)	$ 2.41	$ 1.17	$ 0.73
Earnings Per Share, Diluted Numerator [Abstract]
Net income	$ 368,983	$ 178,495	$ 122,791
Less: Net income attributable to noncontrolling interests in consolidated affiliates	$ (5,002)	$ (2,097)	$ (13,321)
Denominator:
Denominator for basic earnings per common share - weighted average shares (in shares)	148,839,858	148,046,673	146,209,847
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Stock options (in shares)	41	472	5,132
Performance shares, restricted shares and restricted stock units (in shares/units)	362,352	401,351	669,501
Noncontrolling interests in Operating Partnership units (in shares)	2,066,102	2,618,699	3,268,473
Contingently issuable shares and units from special dividend (in shares)	827,150	0	0
Denominator for diluted earnings per unit - adjusted weighted average units (in shares)	152,095,503	151,067,195	150,152,953
Diluted earnings per common share attributable to Rayonier Inc (in dollars per share)	$ 2.39	$ 1.17	$ 0.73
Rayonier Limited Partnership
Numerator:
INCOME FROM CONTINUING OPERATIONS	$ 340,860	$ 159,314	$ 101,304
Less: Net (income) loss from continuing operations attributable to NCI in consolidated affiliates	(510)	47	(10,355)
Net income from continuing operations attributable to Rayonier Inc.	340,350	159,361	90,949
Net income from continuing operations available to unitholders	340,350	159,361	90,949
Income from discontinued operations	28,123	19,181	21,487
Less: Net income from discontinued operations attributable to noncontrolling interests in consolidated affiliates	(4,492)	(2,144)	(2,966)
Net income from discontinued operations available to unitholders	23,631	17,037	18,521
Net income from discontinued operations available to unitholders	23,631	17,037	18,521
Net income	368,983	178,495	122,791
Less: Net income attributable to NCI in consolidated affiliates	(5,002)	(2,097)	(13,321)
Net income attributable to Rayonier Inc. before net income attributable to NCI in the Operating Partnership	363,981	176,398	109,470
NET INCOME ATTRIBUTABLE TO RAYONIER INC.	$ 363,981	$ 176,398	$ 109,470
Earnings Per Share, Basic Denominator [Abstract]
Denominator for basic earnings per unit - weighted average units (in units)	150,905,960	150,665,372	149,478,320
Continuing operations (in dollars per share)	$ 2.26	$ 1.06	$ 0.61
Discontinued operations (in dollars per share)	0.16	0.11	0.12
Net Income (in dollars per share)	$ 2.41	$ 1.17	$ 0.73
Earnings Per Share, Diluted Numerator [Abstract]
Net income	$ 368,983	$ 178,495	$ 122,791
Less: Net income attributable to noncontrolling interests in consolidated affiliates	$ (5,002)	$ (2,097)	$ (13,321)
Denominator:
Denominator for basic earnings per unit - weighted average units (in units)	150,905,960	150,665,372	149,478,320
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Stock options (in shares)	41	472	5,132
Performance shares, restricted shares and restricted stock units (in shares/units)	362,352	401,351	669,501
Contingently issuable shares and units from special dividend (in shares)	827,150	0	0
Denominator for diluted earnings per unit - adjusted weighted average units (in shares)	152,095,503	151,067,195	150,152,953
Continuing operations (in dollars per share)	$ 2.24	$ 1.05	$ 0.61
Discontinued operations (in dollars per share)	0.16	0.11	0.12
Net Income (in dollars per share)	$ 2.39	$ 1.17	$ 0.73